Share-Based Compensation - Summary of Status of Unvested Options and Escrowed Stock Included in Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares, Unvested options outstanding, beginning of year	4,320,193	4,455,582
Shares, Granted	1,180,000	1,110,000
Shares, Vested	(1,300,316)	(1,245,389)
Shares, Unvested options outstanding, end of year	4,199,877	4,320,193
Weighted Average Fair Value Per Option, Unvested options outstanding, beginning of year	$ 4.90	$ 4.77
Weighted Average Fair Value Per Option, Granted	$ 8.80	$ 4.50
Weighted Average Fair Value Per Option, Vested	$ 4.48	$ 4.10
Weighted Average Fair Value Per Option, Unvested options outstanding, end of year	$ 6.13	$ 4.90